Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Other Income, Net

($ millions)	2021	2020
Equity component of AFUDC	77	78
Non-service benefit cost	45	31
Derivative gains	30	13
Equity income	7	20
Interest income	5	13
Other	9	(1)
	173	154